Income Taxes (Details) - Schedule of loss before provision for income taxes - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes	$ (540,317)	$ (4,973,614)
Cayman [Member]
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes	(182,935)	(3,642,271)
United States [Member]
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes	(357,382)	(386,621)
Hong Kong [Member]
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
Loss before provision for income taxes		$ (944,722)